SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Jul. 31, 2021
Automobiles
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Minimum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Minimum | Software
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	7 years
Maximum | Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	7 years
Maximum | Software
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	8 years